Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other non-current liabilities
Other non-current liabilities are comprised of the following:

(In US$ millions)	December 31, 2014	December 31, 2013
Accrued pension liabilities	84	58
Deferred mobilization revenues	224	311
Intangible liabilities - unfavorable contracts (1)	131	268
Derivative financial instruments (2)	257	250
Other non-current liabilities	3	11
Total other non-current liabilities	699	898

(1) Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Note 12 and 21 to the consolidated financial statements included herein.
(2) Derivative financial instruments represent liabilities associated with other derivative arrangements. See Note 32 to the consolidated financial statements included herein.